Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	184,619,350.53	17,125
Yield Supplement Overcollateralization Amount 11/30/21	5,834,971.91	0
Receivables Balance 11/30/21	190,454,322.44	17,125
Principal Payments	11,393,649.06	400
Defaulted Receivables	196,057.22	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	5,284,401.92	0
Pool Balance at 12/31/21	173,580,214.24	16,714

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.21%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,220,862.20	150
Past Due 61-90 days	637,581.93	44
Past Due 91-120 days	134,558.94	11
Past Due 121+ days	0.00	0
Total	2,993,003.07	205

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	66,371.20
Aggregate Net Losses/(Gains) - December 2021	129,686.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.82%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.59%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	26.85

Flow of Funds	$ Amount
Collections	12,035,262.71
Investment Earnings on Cash Accounts	65.64
Servicing Fee	(158,711.94)
Transfer to Collection Account	-
Available Funds	11,876,616.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	385,664.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	854,869.85
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	365,228.94

Total Distributions of Available Funds	11,876,616.41

Servicing Fee	158,711.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 12/15/21	174,435,084.09
Principal Paid	11,039,136.29
Note Balance @ 01/18/22	163,395,947.80

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	54,815,084.09
Principal Paid	11,039,136.29
Note Balance @ 01/18/22	43,775,947.80
Note Factor @ 01/18/22	13.4282048%

Class A-4
Note Balance @ 12/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	89,060,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	30,560,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	472,251.18
Total Principal Paid	11,039,136.29
Total Paid	11,511,387.47

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	142,976.01
Principal Paid	11,039,136.29
Total Paid to A-3 Holders	11,182,112.30

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4719586
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0322963
Total Distribution Amount	11.5042549

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4385767
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.8623813
Total A-3 Distribution Amount	34.3009580

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	77.44
Noteholders' Principal Distributable Amount	922.56

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,546,066.61
Investment Earnings	56.48
Investment Earnings Paid	(56.48)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$821,734.67	$537,513.53	$869,719.27
Number of Extensions	56	37	54
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.27%	0.40%